UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08025

Self Storage Group, Inc.
(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor, New York, NY	10005
(Address of principal executive offices)	(Zip code)

John F. Ramirez, Esq.
Self Storage Group, Inc.
11 Hanover Square, 12th Floor
New York, NY 10005

Registrant's telephone number, including area code:	1-212-785-0900

Date of fiscal year end:	12/31

Date of reporting period:	07/01/2013 - 06/30/2014

Item 1. Proxy Voting Record

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote; and

(i) Whether the registrant cast its vote for or against management.

Self Storage Group, Inc.

 CUBESMART

Ticker:       CUBE           Security ID:  229663109
Meeting Date: MAY 28, 2014   Meeting Type: Annual
Record Date:  MAR 14, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William M.               For       For          Management
      Diefenderfer, III
1.2   Elect Director Piero Bussani            For       For          Management
1.3   Elect Director Christopher P. Marr      For       For          Management
1.4   Elect Director Marianne M. Keler        For       For          Management
1.5   Elect Director Deborah R. Salzberg      For       For          Management
1.6   Elect Director John F. Remondi          For       For          Management
1.7   Elect Director Jeffrey F. Rogatz        For       For          Management
1.8   Elect Director John W. Fain             For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

EXTRA SPACE STORAGE INC.

Ticker:       EXR            Security ID:  30225T102
Meeting Date: MAY 21, 2014   Meeting Type: Annual
Record Date:  MAR 24, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Kenneth M. Woolley       For       For          Management
1.2   Elect Director Spencer F. Kirk          For       For          Management
1.3   Elect Director Karl Haas                For       For          Management
1.4   Elect Director Joseph D. Margolis       For       For          Management
1.5   Elect Director Diane Olmstead           For       For          Management
1.6   Elect Director Roger B. Porter          For       For          Management
1.7   Elect Director  K. Fred Skousen         For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

KILROY REALTY CORPORATION

Ticker:       KRC            Security ID:  49427F108
Meeting Date: MAY 22, 2014   Meeting Type: Annual
Record Date:  MAR 14, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John B. Kilroy, Jr.      For       For          Management
1.2   Elect Director Edward F. Brennan        For       For          Management
1.3   Elect Director Scott S. Ingraham        For       For          Management
1.4   Elect Director Dale F. Kinsella         For       For          Management
1.5   Elect Director Peter B. Stoneberg       For       For          Management
1.6   Elect Director Gary R. Stevenson        For       For          Management
2     Amend Omnibus Stock Plan                For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Adopt Majority Voting for Uncontested   For       For          Management
      Election of Directors
5     Ratify Auditors                         For       For          Management
6     Adopt Proxy Access Right                Against   For          Shareholder

KIMCO REALTY CORPORATION

Ticker:       KIM            Security ID:  49446R109
Meeting Date: MAY 06, 2014   Meeting Type: Annual
Record Date:  MAR 07, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Milton Cooper            For       For          Management
1.2   Elect Director Phillip E. Coviello      For       For          Management
1.3   Elect Director Richard G. Dooley        For       For          Management
1.4   Elect Director Joe Grills               For       For          Management
1.5   Elect Director David B. Henry           For       For          Management
1.6   Elect Director F. Patrick Hughes        For       For          Management
1.7   Elect Director Frank Lourenso           For       For          Management
1.8   Elect Director Colombe M. Nicholas      For       For          Management
1.9   Elect Director Richard B. Saltzman      For       For          Management
2     Reduce Supermajority Vote Requirement   For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Ratify Auditors                         For       For          Management

PUBLIC STORAGE

Ticker:       PSA            Security ID:  74460D109
Meeting Date: MAY 01, 2014   Meeting Type: Annual
Record Date:  MAR 06, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Ronald L. Havner, Jr.    For       For          Management
1.2   Elect Director Tamara Hughes Gustavson  For       For          Management
1.3   Elect Director Uri P. Harkham           For       For          Management
1.4   Elect Director B. Wayne Hughes, Jr.     For       For          Management
1.5   Elect Director Avedick B. Poladian      For       For          Management
1.6   Elect Director Gary E. Pruitt           For       For          Management
1.7   Elect Director Ronald P. Spogli         For       For          Management
1.8   Elect Director Daniel C. Staton         For       For          Management
2     Ratify Auditors                         For       For          Management
3     Amend Omnibus Stock Plan                For       For          Management
4     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

SIMON PROPERTY GROUP, INC.

Ticker:       SPG            Security ID:  828806109
Meeting Date: MAY 15, 2014   Meeting Type: Annual
Record Date:  MAR 14, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Melvyn E. Bergstein      For       For          Management
1.2   Elect Director Larry C. Glasscock       For       For          Management
1.3   Elect Director Karen N. Horn            For       For          Management
1.4   Elect Director Allan Hubbard            For       For          Management
1.5   Elect Director Reuben S. Leibowitz      For       For          Management
1.6   Elect Director Daniel C. Smith          For       For          Management
1.7   Elect Director J. Albert Smith, Jr.     For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Amend Omnibus Stock Plan                For       For          Management
4     Ratify Auditors                         For       For          Management

SOVRAN SELF STORAGE, INC.

Ticker:       SSS            Security ID:  84610H108
Meeting Date: MAY 22, 2014   Meeting Type: Annual
Record Date:  MAR 21, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert J. Attea          For       For          Management
1.2   Elect Director Kenneth F. Myszka        For       For          Management
1.3   Elect Director Anthony P. Gammie        For       For          Management
1.4   Elect Director Charles E. Lannon        For       For          Management
1.5   Elect Director James R. Boldt           For       For          Management
1.6   Elect Director Stephen R. Rusmisel      For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Self Storage Group, Inc.

By:	/s/ Mark C. Winmill
Mark C. Winmill, Chief Executive Officer

Date: August 12, 2014